Commitments and Contingencies - Schedule of R&D and Revenue Related Milestone Payments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Statement Line Items [Line Items]
Future potential R&D milestone payments	$ 4,726
Future potential revenue milestone payments	7,656
Total	12,382
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Future potential R&D milestone payments	29
Future potential revenue milestone payments
Total	29
1 - 3 Years [Member]
Statement Line Items [Line Items]
Future potential R&D milestone payments
Future potential revenue milestone payments
Total
4 - 5 Years [Member]
Statement Line Items [Line Items]
Future potential R&D milestone payments	431
Future potential revenue milestone payments
Total	431
More than 5 Years [Member]
Statement Line Items [Line Items]
Future potential R&D milestone payments	4,266
Future potential revenue milestone payments	7,656
Total	$ 11,922